Research and Development Expenses (Details) - Research and Development Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and social security	€ 75,672	€ 66,536	€ 26,162
Professional services	49,421	8,448	2,472
Materials	9,009	8,253	5,012
Depreciation/amortization	4,541	2,829	1,404
IT and communication expense	1,248	1,857	1,175
Other	4,667	2,422	1,911
Total	€ 144,558	€ 90,345	€ 38,136